Pension Plans, Postretirement and Other Employee Benefits - Summary of Amount Recognised in Balance Sheets for Pension Plans and Postretirement Benefit Plan (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost			$ 6	$ 6	$ 6
Fair value at December 31 of the previous year
Employer contributions	$ 18	$ 10	32
Fair value at December 31			640
Noncurrent liabilities			(268)	(273)
Pension Plans, Defined Benefit | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at December 31 of the previous year		272	272	416
Settlement			(7)	(1)
Service cost			1	1
Interest cost			10	15	17
Actuarial (gain)/loss			10	(7)
Benefits paid			(23)	(152)
Benefit obligation at December 31			263	272	416
Fair value at December 31 of the previous year		192	192	304
Settlement			(7)	(1)
Actual return on plan assets			22	21
Employer contributions			18	20
Benefits paid			(23)	(152)
Fair value at December 31			202	192	304
Unfunded status at December 31			(61)	(80)
Net actuarial loss			135	146
Prior service cost			0	0
Net amount recognized at December 31			74	66
Pension Assets			0	0
Current liabilities			(2)	(20)
Noncurrent liabilities			(59)	(60)
Net amount recognized			(61)	(80)
Pension Plans, Defined Benefit | Foreign
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at December 31 of the previous year		438	438	425
Currency rate conversion			42	(38)
Settlement			(3)
Service cost			9	8
Interest cost			13	14	15
Administrative expenses/taxes paid			(2)	(1)
Plan amendments				(1)
Actuarial (gain)/loss			(9)	50
Benefits paid			(18)	(20)
Participants' contributions			1	1
Benefit obligation at December 31			471	438	425
Fair value at December 31 of the previous year		369	369	355
Currency rate conversion			35	(33)
Settlement			(3)
Actual return on plan assets			42	50
Employer contributions			14	17
Participants' contributions			1	1
Benefits paid			(18)	(20)
Fair value at December 31			438	369	355
Unfunded status at December 31			(33)	(69)
Net actuarial loss			122	145
Prior service cost			3	4
Net amount recognized at December 31			92	80
Pension Assets			28	9
Current liabilities			(3)	(2)
Noncurrent liabilities			(58)	(76)
Net amount recognized			(33)	(69)
Postretirement | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at December 31 of the previous year		$ 143	143	141
Interest cost			6	6
Actuarial (gain)/loss			12	5
Benefits paid			(10)	(9)
Benefit obligation at December 31			151	143	$ 141
Employer contributions			10	9
Benefits paid			(10)	(9)
Unfunded status at December 31			(151)	(143)
Net actuarial loss			56	48
Prior service cost			(3)	(4)
Net amount recognized at December 31			(98)	(99)
Pension Assets			0	0
Current liabilities			(9)	(10)
Noncurrent liabilities			(142)	(133)
Net amount recognized			$ (151)	$ (143)